Fair Value Measurements - Additional Information (Details) - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Nov. 23, 2020
Warrants Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3	$ 1,597,900
Transfers in or out of level 3		$ 0
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate value of warrants	153,347,000,000		$ 82,460
Warrants per share			$ 57
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate value of warrants	$ 3,250,667,000,000		$ 1,748,000
Warrants per share			$ 57